SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares underlying, outstanding	1,270,886,728	21,637,851
Warrant [Member]
Shares underlying, outstanding	2,493	3,211
Shares underlying convertible preferred stock outstanding [Member]
Shares underlying, outstanding	749,643,728	263,728
Convertible debentures [Member]
Shares underlying, outstanding	521,240,282	21,370,656
Employee Stock Option [Member]
Shares underlying, outstanding	225	256